Taxes (Details)	12 Months Ended
Jun. 30, 2021
Taxes (Details) [Line Items]
Percentage of income tax rate	100.00%
Hong Kong [Member]
Taxes (Details) [Line Items]
Percentage of income tax rate	16.50%
China [Member]
Taxes (Details) [Line Items]
Percentage of income tax rate	25.00%